Vessels, Net	6 Months Ended
Jun. 30, 2026
Vessels, Net [Abstract]
Vessels, Net
5.	Vessels, Net:

The amounts in the accompanying condensed consolidated balance sheets are analyzed as follows:
	June 30, 2026	December 31, 2025
Cost:
Beginning balance:	65,033	120,543
- Additions	56,236	618
- Disposals	-	(36,250)
- Transfer to “Vessels held for sale”	(17,993)	(19,878)
Ending balance:	103,276	65,033

Accumulated depreciation:
Beginning balance:	(6,206)	(9,954)
- Depreciation for the period	(2,371)	(6,373)
- Disposals	-	6,248
- Transfer to “Vessels held for sale”	3,018	3,873
Ending balance:	(5,559)	(6,206)

Net book value	97,717	58,827

Details of the Company’s vessels, net are discussed in Note 5 of the consolidated financial statements for the year ended December 31, 2025, included in the Company’s 2025 Annual Report on Form 20-F filed with the SEC on April 8, 2026, and are supplemented by the below new activities within the period.

Acquisitions
On May 29, 2026, the Company entered into a charter acquisition agreement with Seanergy to acquire, accept and assume all rights and (purchase and other) obligations under the existing bareboat charter arrangement relating to the secondhand Capesize vessel Squireship. The aggregate purchase price was $29,500, which was the market value of the vessel, with the Company assuming all rights and outstanding obligations under the bareboat charter arrangement (Note 7). The effective date of delivery of the vessel took place on June 8, 2026.

The Squireship was acquired with a below-market time charter. The value of the below-market time charter of $421 (Note 10) was recognized as an addition to “Vessels, net” in the condensed consolidated balance sheets.

On March 10, 2026, the Company exercised its purchase option for Nisea bareboat charter, an amount of $26,287 was derecognized from “Right-of-use assets” (Note 6) and recognized as “Vessels, net” in the accompanying condensed consolidated balance sheets. The purchase option amount was financed through the Nisea Huarong Sale and Leaseback (Note 7).

Vessel Held for Sale
On June 4, 2026, the Company entered into a definitive agreement with an unaffiliated third party for the sale of the Exelixsea for an aggregate gross sale price of $17,500. The vessel is expected to be delivered to her new owners by October 1, 2026. On June 4, 2026, the Exelixsea was classified as vessel held for sale according to the provisions of ASC 360, as all the criteria for classification were met. Accordingly, the outstanding amount of $8,433 under the Village Seven Sale and Leaseback for Exelixsea was classified in current liabilities in the accompanying condensed consolidated balance sheets (Note 7). The specific vessel was not impaired as of date that it was classified as vessel held for sale, since its carrying amount was lower than its fair value less cost to sell. The fair value of the vessel was determined based on the agreed sale price. As of June 30, 2026, the carrying amount of the vessel includes the unamortized balance of vessel cost of $14,975 and the unamortized balance of drydocking cost of $66 and it is included in “Vessels held for sale” in the accompanying condensed consolidated balance sheets.

Sale of vessels
On December 22, 2025, the Cretansea was classified as vessel held for sale according to the provisions of ASC 360, as all the criteria for classification were met. As of December 31, 2025, “Vessel held for sale” in the accompanying consolidated balance sheet is measured at fair value less cost to sell which was $14,744. On January 27, 2026, the Company entered into agreement with an unaffiliated party for the sale of Cretansea for a gross sale price of $15,200. The vessel was delivered to her new owners on May 19, 2026. As of June 30, 2026, an amount of $15,200 was recorded as “Proceeds from sale of vessels” in the accompanying consolidated statement of cash flow based on the agreed gross price. A gain on sale of vessel, net of sale expenses, amounting to $156 was recognized and is presented as “Gain / (loss) on sale of vessels, net” in the accompanying unaudited interim condensed consolidated statement of operations.

During the six-month period ended June 30, 2026, an amount of $28 of expenditures were capitalized that concern improvements on vessels performance and meeting environmental standards. The cost of these additions was accounted as major improvement and were capitalized over the vessels’ cost and will be depreciated over the remaining useful life of each vessel. Amounts paid for the additions are included in “Vessels acquisitions and improvements” under “Cash flows from investing activities” in the unaudited interim condensed consolidated statement of cash flows.